Related Parties and Shareholders	6 Months Ended
Jun. 30, 2022
Related Parties and Shareholders [Abstract]
RELATED PARTIES AND SHAREHOLDERS

NOTE 5 - RELATED PARTIES AND SHAREHOLDERS:

In April 2022 the Company’s CEO, Dr. Yacov Geva, committed to finance the Company's operations for the next 12 months until the end of April 2023 provided and as long as the Company’s CEO continues to be a controlling shareholder and/or the Company cannot be financed externally from any other sources and/or until a sum of $10 million be received by the Company for its operations this year, whichever is earlier.

In exchange, for providing the required security, the Company allotted to the CEO two million shares and two million warrants (cashless) at the exercise price of $1.24 in addition to his ordinary salary and the options which were granted to him.

The total fair value of the shares and the warrants, as measured on issuance date, amounted to $2,480 and $1,845, respectively. The Company recorded these amounts as financial expense the six months period ended June 30, 2022.

See also Note 9B regarding the amended commitment.